Revenue	12 Months Ended
Mar. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Revenue
3. Revenue

Revenue arises in the course of ordinary activities and principally comprises:
•transmission services;
•distribution services; and
•generation services.
Transmission services, distribution services and certain other services (excluding rental income but including metering) fall within the scope of IFRS 15 ‘Revenue from Contracts with Customers’, whereas generation services (which solely relate to the contract with the Long Island Power Authority (LIPA) in the US) are accounted for under IFRS 16 ‘Leases’ as rental income, also presented within revenue. Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties and value added tax. The Group recognises revenue when it transfers control over a product or service to a customer.

Below, we include a description of principal activities, by reportable segment, from which the Group generates its revenue. For more detailed information about our segments, see note 2.
(a) UK Electricity Transmission
The UK Electricity Transmission segment principally generates revenue by providing electricity transmission services (both as transmission owner in England and Wales and independent system operator in Great Britain). Our business operates as a monopoly regulated by Ofgem, which has established price control mechanisms that set the amount of annual allowed returns our business can earn (along with the Scottish and Offshore transmission operators amongst others). The IFRS revenues we record are principally a function of volumes and price. Price is determined prior to our financial year-end with reference to the regulated allowed returns and estimated annual volumes. Where revenue received or receivable exceeds the maximum amount permitted by our regulatory agreement, adjustments will be made to future prices to reflect this over-recovery. No liability is recognised, as such an adjustment to future prices relates to the provision of future services. Similarly, no asset is recognised where a regulatory agreement permits adjustments to be made to future prices in respect of an under-recovery. As part of our regulatory agreements we are entitled to recover certain costs directly from customers (pass-through costs). These amounts are included in the overall calculation of allowed revenue as stipulated by regulatory agreements.
The System Operator earns revenue for balancing supply and demand of electricity on the transmission system, where it acts as principal. Revenue is recognised as the service is provided. The System Operator also collects revenues on behalf of transmission operators, principally National Grid Electricity Transmission plc and the Scottish and Offshore transmission operators, from users who connect to or use the transmission system. In this context, there is a judgement about whether the System Operator acts as a principal or agent in respect of the transmission network revenues collected on behalf of the Scottish and Offshore transmission operators (as set out in note 1). These amounts are paid to the transmission operators before the System Operator has collected payment from the users (electricity suppliers) and therefore the System Operator does hold some exposure to credit losses with electricity suppliers. However, the System Operator must set the charges paid by electricity suppliers by reference to the price control mechanism described above. That mechanism does not grant the System Operator with discretion to deviate from that mechanism. In addition, the transmission operators own and maintain the electricity network and receive direct feedback from electricity suppliers on the quality of the network they provide. As a result, we have concluded that the System Operator acts as an agent in respect of these transmission revenues and therefore records the attributable revenue net of operating costs.
The transmission of high-voltage electricity encompasses the following principal services:
•    the supply of high-voltage electricity (including both transmission and system operator charges); and
•    construction work (principally for connections).
For the supply of high-voltage electricity, revenue is recognised based on capacity and volumes. Our performance obligation is satisfied over time as our customers make use of our network. We bill monthly in arrears and our payment terms are up to 60 days.
For construction work relating to connections, customers can either pay over the useful life of the connection or upfront. Revenue is recognised over time, as we provide access to our network, and where the customer pays upfront, revenues are deferred as a contract liability and released over the life of the asset.
For other construction where there is no consideration for any future services, for example diversions (being the re-routing of network assets at our customers’ request), revenues are recognised as the construction work is completed.
(b) UK Gas Transmission
The UK Gas Transmission segment of the Group principally generates revenue by providing gas transmission services to our customers (both as transmission owner and as system operator) in Great Britain. Similar to our UK Electricity Transmission business, our business operates as a monopoly regulated by Ofgem. The price control mechanism in place that determines our annual allowances is also similar, as is the way in which revenue is recorded.
The transmission of gas encompasses the following principal services:
•    the supply of high-pressure gas (including both transmission and system operator charges); and
•    construction work (principally for connections).
For the supply of high-pressure gas, revenue is recognised based on capacity and volumes. Our performance obligation is satisfied over time as our customers make use of our network, and we bill monthly in arrears with payment terms of up to 45 days.
For construction work relating to connections, customers pay for the connection upfront. Revenue is recognised over time, as we provide access to our network. As revenues are received upfront, they are deferred as a contract liability and released over the life of the connection.
For other construction where there is no consideration for any future services (such as diversions), revenues are recognised when the construction work is completed.
3. Revenue continued
(c) US Regulated
The US Regulated segment of the Group principally generates revenue by providing gas and electricity distribution services in New York and New England, high voltage electricity transmission services in New York and New England, and electricity generation in New York.
Distribution services
Provision of gas and electricity distribution services in New York and New England. This comprises the following principal services:
•    Gas and electricity distribution: revenue is recognised based on usage by customers (over time) and billed monthly. Payment terms are 30 days; and
•    Connections: revenue is recognised over time, as we provide access to our network. Where payments are made upfront, they are deferred as contract liabilities or customer contributions (where they relate to government entities) and released over the life of the connection.
Transmission services
Provision of electricity transmission services to customers and operation of electricity transmission facilities. Our principal services are:
•    Electricity transmission: revenue is recognised based on usage by customers (over time) and billed monthly. Payment terms are 30 days; and
•    Connections: revenue is recognised over time, as we provide access to our network. Where payments are made upfront, they are deferred as contract liabilities or customer contributions (where they relate to government entities) and released over the life of the connection.
Electricity generation
Provision of energy services and supply capacity to produce energy for the use of customers of the Long Island Power Authority (LIPA) through a power supply agreement where LIPA receives all of the energy and capacity from the asset until at least 2025. The arrangement is treated as an operating lease within the scope of the leasing standard, where we act as lessor with rental income being recorded as other income, which forms part of total revenue. Lease payments (capacity payments) are recognised on a straight-line basis and variable lease payments are recognised as the energy is generated.
(d) NGV and Other
NGV and Other generates revenue from electricity interconnectors, LNG at the Isle of Grain, National Grid Renewables, metering, our UK commercial property business, rental income and insurance.
The Group recognises revenue from transmission services through interconnectors and LNG at the Isle of Grain by means of customers’ use of capacity and volumes. Revenue is recognised over time and is billed monthly. Payment terms are up to 30 days.
Other revenue in the scope of IFRS 15 principally includes revenues from our UK metering business and sales of renewables projects from National Grid Renewables to Emerald (see note 38). Revenue is recognised as it is earned. In the case of the UK metering business, revenue is billed monthly and payment terms are up to 30 days.
Other revenue, recognised in accordance with standards other than IFRS 15, includes property sales by our UK commercial property business (including sales to our St William joint venture) and rental income. Property sales are recorded at a point in time (when the sale is legally completed) and rental income is recorded over time.
(e) Disaggregation of revenue
In the following tables, revenue is disaggregated by primary geographical market and major service lines. The table reconciles disaggregated revenue with the Group’s reportable segments (see note 2).

Revenue for the year ended 31 March 2021	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,814	603	403	316	3,136
Distribution	—	—	8,317	—	8,317
System Operator	2,076	240	—	—	2,316
Other	67	12	15	302	396
Total IFRS 15 revenue	3,957	855	8,735	618	14,165
Other revenue
Generation	—	—	376	—	376
Other	25	33	84	96	238
Total other revenue	25	33	460	96	614
Total revenue from continuing operations	3,982	888	9,195	714	14,779

Geographical split for the year ended 31 March 2021	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	3,957	855	—	553	5,365
US	—	—	8,735	65	8,800
Total IFRS 15 revenue	3,957	855	8,735	618	14,165
Other revenue
UK	25	33	—	59	117
US	—	—	460	37	497
Total other revenue	25	33	460	96	614
Total revenue from continuing operations	3,982	888	9,195	714	14,779
3. Revenue continued
(e) Disaggregation of revenue continued

Revenue for the year ended 31 March 2020	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,992	649	425	309	3,375
Distribution	—	—	8,319	—	8,319
System Operator	1,610	214	—	—	1,824
Other	69	15	12	296	392
Total IFRS 15 revenue	3,671	878	8,756	605	13,910
Other revenue
Generation	—	—	369	—	369
Other	23	33	80	125	261
Total other revenue	23	33	449	125	630
Total revenue from continuing operations	3,694	911	9,205	730	14,540

Geographical split for the year ended 31 March 2020	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	3,671	878	—	567	5,116
US	—	—	8,756	38	8,794
Total IFRS 15 revenue	3,671	878	8,756	605	13,910
Other revenue
UK	23	33	—	110	166
US	—	—	449	15	464
Total other revenue	23	33	449	125	630
Total revenue from continuing operations	3,694	911	9,205	730	14,540
3. Revenue continued
(e) Disaggregation of revenue continued

Revenue for the year ended 31 March 2019	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,909	661	370	313	3,253
Distribution	—	—	8,941	—	8,941
System Operator	1,416	172	—	—	1,588
Other	—	—	—	284	284
Total IFRS 15 revenue	3,325	833	9,311	597	14,066
Other revenue
Generation	—	—	367	—	367
Other	6	51	168	275	500
Total other revenue	6	51	535	275	867
Total revenue from continuing operations	3,331	884	9,846	872	14,933

Geographical split for the year ended 31 March 2019	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	3,325	833	—	585	4,743
US	—	—	9,311	12	9,323
Total IFRS 15 revenue	3,325	833	9,311	597	14,066
Other revenue
UK	6	51	—	245	302
US	—	—	535	30	565
Total other revenue	6	51	535	275	867
Total revenue from continuing operations	3,331	884	9,846	872	14,933

Contract liabilities (see note 23) represent revenue to be recognised in future periods relating to contributions in aid of construction of £1,160 million (2020: £1,158 million; 2019: £994 million). Revenue is recognised over the life of the asset. The asset lives for connections in UK Electricity Transmission, UK Gas Transmission, NGV and US Regulated are 40 years, 36 years, 15 years and up to 51 years respectively. The weighted average amortisation period is 19 years.
Future revenues in relation to unfulfilled performance obligations not yet received in cash amount to £4.8 billion (2020: £3.1 billion; 2019: £3.5 billion). £1.6 billion (2020: £1.5 billion; 2019: £1.6 billion) relates to connection contracts in UK Electricity Transmission which will be recognised as revenue over 26 years and £3.0 billion (2020: £1.5 billion; 2019: £1.8 billion) relates to revenues to be earned under Grain LNG contracts until 2045. The remaining amount will be recognised as revenue over 9 years.
The amount of revenue recognised for the year ended 31 March 2021 from performance obligations satisfied (or partially satisfied) in previous periods, mainly due to the changes in the estimate of the stage of completion, is £nil (2020: £nil; 2019: £nil).